SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENTS
Common Shares
On January 20, 2014, TCPL issued 9.1 million common shares to TransCanada resulting in proceeds of $440 million.
Cancarb Asset Sale
On January 20, 2014, TCPL reached an agreement to sell Cancarb Limited and its related power generation facility for aggregate gross proceeds of $190 million, subject to closing adjustments. The transaction is expected to close late in the first quarter of 2014, subject to various approvals. The related assets were classified as assets held for sale at December 31, 2013 (Note 6).
Preferred Share Redemption
On January 27, 2014, TCPL announced the redemption of all of the four million outstanding 5.60 per cent Cumulative Redeemable First Preferred Shares Series Y on March 5, 2014 at a price of $50 per share plus $0.2455 representing accrued and unpaid dividends to such redemption date. The total par value of the outstanding Series Y Shares is $200 million and they carry an aggregate of $11.2 million in annualized dividends.